Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income

The following table provides a breakdown of the effect a variation of 10% in the prevailing exchange rates on the Group’s net income, taking into consideration the exposure of financial assets and liabilities denominated in pesos as of December 31, 2017:

	Appreciation (+) / depreciation (-) of exchange rate of peso against U.S. dollar		Income(loss) for fiscal year ended December 31, 2017
Impact on net income before income tax corresponding to financial assets and liabilities	+10 -10	% %	1,248 (1,248)

Information About Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate

The table below provides information about the financial assets and liabilities as of December 31, 2017 that accrues interest considering the applicable rate:

	Financial Assets(1)	Financial Liabilities(2)
Fixed interest rate	2,100	149,306
Variable interest rate	1,968	41,757

Total(3)	4,068	191,063

(1)	Includes temporary investments. Loans with related companies and trade receivables with interest-bearing payment agreements. It does not include the rest of the trade receivables that are mostly non-interest bearing
(2)	Includes only financial loans. Does not include accounts payable, which mostly do not accrue interest.
(3)	Includes principal and interest.

Schedule of Estimated Impact on Consolidated Comprehensive Income that an Increase or Decrease of 100 Basis Points in Interest Rate

The table below shows the estimated impact on consolidated comprehensive income that an increase or decrease of 100 basis points in the interest rate would have.

	Increase (+) / decrease (-) in the interest rates (basis points)	Income(loss) for fiscal year ended December 31, 2017
Impact on net income after income tax	+100 -100	(257 257)

Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments

The following table shows the effect that a 10% variation in the prices of investments in financial instruments would have on the Group’s results as of December 31, 2017:

	Increase (+) / decrease (-) in the prices of investments in financial		Profit / (loss) for the year ended December 31, 2017
Impact on net result before income tax	+10 -10	% %	3,199 (3,199)

Schedule of Maturity Dates of Financial Liabilities

The following table sets forth the maturity dates of the Group’s financial liabilities as of December 2017:

	December 31, 2017
	Maturity date
	0 - 1 year	1 - 2 year	2 - 3 year	3 - 4 year	4 - 5 year	More than 5 years	Total
Financial liabilities
Loans	39,336	11,411	19,051	25,776	13,929	81,560	191,063
Other liabilities	2,383	33	24	22	22	176	2,660
Accounts payable(1)	45,605	150	12	—	—	6	45,773

	87,324	11,594	19,087	25,798	13,951	81,742	239,496

(1)	The amounts disclosed are the contractual, undiscounted cash flows associated to the financial liabilities given that they do not differ significantly from their face values

Summary of Maximum Exposure to Credit Risk

The maximum exposure to credit risk of the Groups of December 31, 2017 based on the type of its financial instruments and without excluding the amounts covered by guarantees and other arrangements mentioned below is set forth below:

Maximum exposure as of December 31, 2017
Cash and cash equivalents	28,738
Other financial assets	63,911

Summary of Breakdown of the Financial Assets

Following is the breakdown of the financial assets past due as of December 31, 2017.

	Current trade receivable	Other current receivables
Less than three months past due	5,603	798
Between three and six months past due	3,820	453
More than six months past due	2,399	982

	11,822	2,233